UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  028-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

 /s/ Mark McGrath     New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $202,776 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      244     3500 SH       SOLE                     3500
AEP INDS INC                   COM              001031103     8551   303766 SH       SOLE                   303766
AMERISTAR CASINOS INC          COM              03070Q101    15406   891022 SH       SOLE                   891022
ASURE SOFTWARE INC             COM              04649U102      367    57617 SH       SOLE                    57617
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1148       10 SH       SOLE                       10
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    13438   704663 SH       SOLE                   704663
CALAMOS ASSET MGMT INC         CL A             12811R104     3964   316848 SH       SOLE                   316848
CISCO SYS INC                  COM              17275R102     9172   507300 SH       SOLE                   507300
CVS CAREMARK CORPORATION       COM              126650100    10746   263500 SH       SOLE                   263500
GAP INC DEL                    COM              364760108     3686   198700 SH       SOLE                   198700
GLEACHER & CO INC              COM              377341102      294   174800 SH       SOLE                   174800
GOOGLE INC                     CL A             38259P508    31972    49500 SH       SOLE                    49500
JANUS CAP GROUP INC            COM              47102X105      182    28800 SH       SOLE                    28800
JOHNSON & JOHNSON              COM              478160104    10545   160800 SH       SOLE                   160800
LEAR CORP                      COM NEW          521865204      494    12400 SH       SOLE                    12400
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    11540   711700 SH       SOLE                   711700
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    20014   256430 SH       SOLE                   256430
MI DEVS INC                    COM              55304X104     1487    46500 SH       SOLE                    46500
MICROSOFT CORP                 COM              594918104    21417   825000 SH       SOLE                   825000
NEWS CORP                      CL A             65248E104    17758   995400 SH       SOLE                   995400
NII HLDGS INC                  CL B NEW         62913F201    10924   512869 SH       SOLE                   512869
SYMANTEC CORP                  COM              871503108     1030    65842 SH       SOLE                    65842
TROPICANA ENTERTAINMENT        COM              89708X105     6201   376061 SH       SOLE                   376061
UNITED PARCEL SERVICE INC      CL B             911312106     2196    30000 SH       SOLE                    30000